SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Right-of-use Asset And Lease Liability
Operating cash outflows from operating leases	$ 33,605		$ 33,605
Operating Lease, Weighted Average Discount Rate, Percent	13.50%		13.50%
Operating Lease, Weighted Average Remaining Lease Term	7 years 3 months 18 days		7 years 3 months 18 days